Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	RADCOM LTD
Entity Central Index Key	0001016838
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,638,685
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes